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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [ ]; Amendment Number: ____
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:           Augustine Asset Management, Inc.
  Address:        3740 Beach Boulevard
                  Suite #307
                  Jacksonville, FL  32207

13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald J. Burns
Title:   President
Phone:   904-396-6944

Signature, Place, and Date of Signing:
Ronald J. Burns,           Jacksonville, Florida,    February 10, 2000
 [Signature]               [City, State]             [Date]

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     93

Form 13F Information Table Value Total:     $383,350
                                            (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS INC (ABT)          COM              002824100     5114   140846 SH       SOLE                   140846
ADC TELEPHONE (ADCT)           COM              000886101      424     5850 SH       SOLE                     5850
ADVANCED RADIO TELE (ARTT)     COM              00754U101     9068   377830 SH       SOLE                   377830
AMERICA ONLINE INC (AOL)       COM              02364J104      205     2700 SH       SOLE                     2700
AMERICAN EXPRESS (AXP)         COM              025816109     5953    35805 SH       SOLE                    35805
AMERICAN INTL GRP (AIG)        COM              026874107     5264    48683 SH       SOLE                    48683
AUTOMATIC DATA PROCESSING (AUD COM              053015103     1461    27110 SH       SOLE                    27110
AVON PROD INC (AVP)            COM              054303102     1929    58450 SH       SOLE                    58450
BANK OF AMERICA (BAC)          COM              060505104     1001    19944 SH       SOLE                    19944
BAXTER INTL (BAX)              COM              071813109      258     4100 SH       SOLE                     4100
BELLSOUTH CORP (BLS)           COM              079860102      410     8764 SH       SOLE                     8764
BESTFOODS (BFO)                COM              08658U101      887    16870 SH       SOLE                    16870
BRISTOL MYERS SQUIBB (BMY)     COM              110122108      328     5104 SH       SOLE                     5104
CARNIVAL CORP CL A (CCL)       COM              143658102     4541    94970 SH       SOLE                    94970
CHASE MANHATTAN (CMB)          COM              16161A108      292     3765 SH       SOLE                     3765
CISCO SYSTEMS (CSCO)           COM              17275R102    22614   211102 SH       SOLE                   211102
CITIGROUP INC COM (C)          COM              172967101     6513   116955 SH       SOLE                   116955
COCA~COLA (KO)                 COM              191216100     3028    51979 SH       SOLE                    51979
COMMERCIAL NET LEASE REALTY(NN COM              202218103      152    15300 SH       SOLE                    15300
COMPAQ COMPUTER (CPQ)          COM              204493100     1846    68200 SH       SOLE                    68200
COMPASS BANCSHARES (CBSS)      COM              20449H109    10559   473237 SH       SOLE                   473237
COMPUTER ASSOCIATES (CA)       COM              204912109     1610    23025 SH       SOLE                    23025
CROWN LABORATORIES (CLWBE)     COM              228392304        0    14000 SH       SOLE                    14000
DELL COMPUTER CORP (DELL)      COM              247025109     1838    36040 SH       SOLE                    36040
DOLLAR GENL CORP (DG)          COM              256669102     1475    64815 SH       SOLE                    64815
ELTRAX SYSTEMS (ELTX)          COM              290375104       81    10000 SH       SOLE                    10000
EMC CORPORATION (EMC)          COM              268648102    18202   166605 SH       SOLE                   166605
EMERSON ELECTRIC CO (EMR)      COM              291011104     1069    18625 SH       SOLE                    18625
EXXON MOBIL CORP (XOM)         COM              30231g102      392     4870 SH       SOLE                     4870
FEDERAL HOME LN MTG (FRE)      COM              313400301      711    15100 SH       SOLE                    15100

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
FEDERAL NATL MORTGAGE (FNM)    COM              313586109     4877    78115 SH       SOLE                    78115
FEDEX CORP DELAWARE (FDX)      COM              31428x106      651    15905 SH       SOLE                    15905
FIFTH THIRD BANCORP (FITB)     COM              316773100      204     2775 SH       SOLE                     2775
FIRST DATA CORP (FDC)          COM              319963104      791    16040 SH       SOLE                    16040
FIRST UNION CORP (FTU)         COM              337358105      541    16412 SH       SOLE                    16412
FLEETBOSTON FINL CORP          COM              339030108      226     6480 SH       SOLE                     6480
GANNETT COMPANY (GCI)          COM              364730101     7167    87870 SH       SOLE                    87870
GAP INC (GPS)                  COM              364760108     5633   122465 SH       SOLE                   122465
GATEWAY INC (GTW)              COM              367626108     1564    21700 SH       SOLE                    21700
GENERAL ELECTRIC (GE)          COM              369604103     9687    62597 SH       SOLE                    62597
GILLETTE CO (G)                COM              375766102     2184    53026 SH       SOLE                    53026
GLOBAL CROSSING LTD (GBLX)     COM              g3921a100     5215   104300 SH       SOLE                   104300
GUIDANT CORP (GDT)             COM              401698105     4045    86070 SH       SOLE                    86070
HERSHEY FOODS CORP (HSY)       COM              427866108      435     9173 SH       SOLE                     9173
HEWLETT PACKARD CO (HWP)       COM              428236103     4672    41071 SH       SOLE                    41071
HOME DEPOT (HD)                COM              437076102    13988   203463 SH       SOLE                   203463
HOUSEHOLD INTL INC (HI)        COM              441815107     2986    80160 SH       SOLE                    80160
HUNTINGTON BANCSHARES (HBAN)   COM              446150104      726    30429 SH       SOLE                    30429
HUTCHISON WHAMPOA ADR (HUWHY)  COM              448415208      220     3000 SH       SOLE                     3000
ILLINOIS TOOL WORKS (ITW)      COM              452308109     2361    34950 SH       SOLE                    34950
IMS HEALTH INC (RX)            COM              449934108      290    10650 SH       SOLE                    10650
INT'L BUS. MACHINES (IBM)      COM              459200101     3412    31630 SH       SOLE                    31630
INTEL CORP (INTC)              COM              458140100    22775   276689 SH       SOLE                   276689
INTERPUBLIC GRP COS (IPG)      COM              460690100     8488   147146 SH       SOLE                   147146
JEFFERSON PILOT (JP)           COM              475070108      328     4800 SH       SOLE                     4800
JOHNSON & JOHNSON (JNJ)        COM              478160104     5442    58360 SH       SOLE                    58360
LOWES COS (LOW)                COM              548661107      329     5500 SH       SOLE                     5500
LUCENT TECHNOLOGIES (LU)       COM              549463107     5918    78912 SH       SOLE                    78912
MARRIOTT INTL NEW A (MAR)      COM              571903202     2451    77650 SH       SOLE                    77650
MARSH & MCLENNAN (MMC)         COM              571748102     3883    40578 SH       SOLE                    40578
MBNA CORPORATION (KRB)         COM              55262L100     7129   261596 SH       SOLE                   261596
MCDONALDS CORP (MCD)           COM              580135101     2164    53683 SH       SOLE                    53683
MCI WORLDCOM INC (WCOM)        COM              55268B106     7507   141474 SH       SOLE                   141474
MEDTRONIC INC (MDT)            COM              585055106     7048   193432 SH       SOLE                   193432
MERCK & CO (MRK)               COM              589331107     5076    75557 SH       SOLE                    75557

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
MERRILL LYNCH & CO (MER)       COM              590188108      383     4600 SH       SOLE                     4600
MICROSOFT CORP (MSFT)          COM              594918104    32534   278666 SH       SOLE                   278666
MIRAGE RESORTS (MIR)           COM              60462E104     1663   109950 SH       SOLE                   109950
MOTOROLA INC (MOT)             COM              620076109      704     4784 SH       SOLE                     4784
NEXTEL COMMUNICATIONS INC (NXT COM              65332v103     7373    71495 SH       SOLE                    71495
ORACLE SYSTEMS (ORCL)          COM              68389X105    21547   192275 SH       SOLE                   192275
PEPSICO INC (PEP)              COM              713448108      731    20750 SH       SOLE                    20750
PFIZER INC (PFE)               COM              717081103     5522   170230 SH       SOLE                   170230
PROCTER & GAMBLE (PG)          COM              742718109     1772    16175 SH       SOLE                    16175
QUALCOMM INC (QCOM)            COM              747525103     3801    21580 SH       SOLE                    21580
SBC COMM (SBC)                 COM              78387G103      410     8420 SH       SOLE                     8420
SCHERING-PLOUGH (SGP)          COM              806605101     3463    81715 SH       SOLE                    81715
SOFTNET SYS INC (SOFN)         COM              833964109      251    10000 SH       SOLE                    10000
STAPLES INC (SPLS)             COM              855030102     1646    79340 SH       SOLE                    79340
SUN MICROSYSTEMS (SUNW)        COM              866810104    21778   281236 SH       SOLE                   281236
SUNTRUST BKS INC (STI)         COM              867914103      692    10051 SH       SOLE                    10051
TERADYNE INC (TER)             COM              880770102      376     5700 SH       SOLE                     5700
TEXAS INSTRUMENTS (TXN)        COM              882508104     2822    29208 SH       SOLE                    29208
TIME WARNER INC (TWX)          COM              887315109      387     5352 SH       SOLE                     5352
TRUSTMARK CORP (TRMK)          COM              898402102      514    23788 SH       SOLE                    23788
VODAFONE GRP PLC ADR (VOD)     COM              92857T107     4471    90325 SH       SOLE                    90325
WAL-MART STORES (WMT)          COM              931142103      273     3950 SH       SOLE                     3950
WALGREEN CO (WAG)              COM              931422109     4034   137915 SH       SOLE                   137915
WALT DISNEY COMPANY (DIS)      COM              254687106      833    28471 SH       SOLE                    28471
WARNER LAMBERT (WLA)           COM              934488107     4434    54120 SH       SOLE                    54120
WELLS FARGO & CO (WFC)         COM              949746101     1983    49040 SH       SOLE                    49040
WORLD ACCESS INC (WAXS)        COM              98141A101      914    47500 SH       SOLE                    47500
XILINX INC (XLNX)              COM              983919101      402     8850 SH       SOLE                     8850